Leases	3 Months Ended
Mar. 31, 2023
Leases [Abstract]
Leases	Leases
The Company leases certain office space, laboratory space, and equipment. At the inception of an arrangement, the Company determines whether the arrangement is or contains a lease based on the unique facts and circumstances present.
Operating Leases
In September 2017, the Company executed an arrangement with Cell Therapy Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through May 2021, at which time the Company had the option to renew or terminate the lease. The lease had a six-month rent-free period. In December 2018, the Company executed an additional lease arrangement for additional manufacturing space for a term through September 2023, at which time the Company has the option to renew or terminate the lease. In addition, in May 2020, the Company executed an arrangement with Cell Therapy Catapult Limited to lease a manufacturing suite at the Cell and Gene Therapy Catapult manufacturing center in Stevenage, United Kingdom for a term through April 2024. In July 2022, the Company and Cell Therapy Catapult Limited mutually agreed: (i) to extend the lease term of a manufacturing suite leased by the Company from April 2024 to February 2025, and (ii) to reduce the lease term of a different manufacturing suite leased by the Company from July 2024 to June 2023. In March 2023, the Company and Cell Therapy Catapult Limited mutually agreed: (i) to terminate the lease relating to the leased manufacturing suite which originally had a lease term until February 2025, (ii) to extend the lease term of one of the remaining manufacturing suites from June 2023 to August 2024, and (iii) to extend the lease term of a third manufacturing suite leased by the Company from September 2023 to August 2024. The Company recognized a lease termination loss of $0.1 million for the three months ended March 31, 2023 related to the manufacturing suite terminated and exited on March 31, 2023. In addition, during the period ended March 31, 2023, the Company recognized a loss on disposal on leasehold improvements of $3.8 million arising from the manufacturing suite terminated and exited on March 31, 2023.
In October 2018, the Company executed an agreement to sublease office space in Rockville, Maryland for a term through October 2021. The Company then terminated the sublease in February 2020 and immediately entered into a five-year lease for the same space with the landlord. The lease related to this facility is classified as an operating lease.
In January 2019, the Company executed a lease agreement with Whitewood Media Village GP Limited and Whitewood Media Village Nominee Limited to lease the fifth floor of MediaWorks including laboratory space. In August 2021, MediaWorks became the Company's main corporate headquarters. The lease term is nine years and eleven months with an eighteen-month rent free period at the beginning of the lease term. The Company has the option to terminate the lease in November 2026.
In February 2019, the Company entered into a fifteen-year lease for three manufacturing units in Enfield, United Kingdom with option to terminate the lease in February 2029. In addition to base rent, the Company is obligated to pay its proportionate share of building operating expenses and real estate taxes in excess of base year amounts. In March 2021, one of the units was split into two separate units and the Company surrendered one of the units. Upon the surrender, the Company recognized a $0.1 million gain in other (expense) income after recognizing a termination fee of $0.2 million. The Company has no further obligations for the surrendered unit and the right of use asset and lease liability which were recorded for this unit have been written off in the relevant period. The Company subleased two of the three units to third parties with lease terms ranging from October, 2021 to February 2029 and October 2026, respectively. The Company is actively seeking to sublease or assign the lease arrangements relating to the final unit. The Company completed an asset impairment analysis of the right-of-use lease concluding the undiscounted cash flows exceeded the carrying value as of March 31, 2023.
In September 2021, the Company entered into an arrangement for lease with Forge Life Sciences Nominee, an affiliate of the Reef Group, for the design, construction and lease of a new 70,000 square foot manufacturing facility in Stevenage, United Kingdom. Under this arrangement, the landlord will lease the facility to the Company on agreed terms, upon satisfaction of certain conditions and completion of construction. This facility will form the basis of the Company's new commercial manufacturing facility. In November 2022 and February 2023, the landlord handed over one of three clean rooms and additional portions of the building, respectively. As the landlord provided access to the aforementioned section of the facility, the definition of a lease in accordance with ASC 842, was met. The remaining portion of the facility will be handed over by the landlord upon satisfaction of certain conditions and completion of the remaining construction. A lease agreement will be executed upon satisfactory completion and handover of the full facility. The Company has started the fit-out of the first of three clean rooms and other portions of the building for which the Company is responsible. These fit out costs and subsequent fit out costs in other areas of the building will be required to be removed at the end of the lease term and will represent an Asset Retirement Obligation ('ARO'). At March 31, 2023, the fit out of the handed over portions of the facility was still in progress. Once the fit-out and full handover of facility has been completed, a full estimate of the associated ARO will be made. Given the ongoing work, it was not possible to estimate an ARO as at March 31, 2023. The Company has appropriately assessed the impact of the handover of the first clean room and other portions of the building on the lease term thereby resulting in the recognition of an operating lease right-of-use asset and lease liability as of December 31, 2022 and March 31, 2023, respectively. The Company is required to pay a pro-rated rent for each portion of the facility to which we have been granted access. The Company cumulatively contributed $6.9 million as part as of landlord works and tenant contributions towards the lease as of March 31, 2023 resulting in these payments being taken into account in the determination of the right of use asset for this facility.
The following table contains a summary of the lease costs recognized under Accounting Standards Update, "ASU" 2016-02 and other information pertaining to the Company’s operating leases for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
Lease costs	2023	2022
Operating lease costs	$1,367	$1,259
Variable costs	(271)	134
Short term lease costs	25	37
Total lease costs	$1,121	$1,430
During the three months ended March 31, 2023, the Company revised its previously estimated variable costs arising from the Company's Enfield, London facility resulting in a reduction in variable costs amounting to $0.5 million.

	Three Months Ended March 31,
Other information	2023	2022
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash outflows from operating leases (in thousands)	$1,296	$1,619
Right-of-use assets obtained in exchange for new operating lease liabilities (in thousands)	$—	$—

Weighted-average remaining lease term - operating leases (in years)	11.9 years	5.5 years
Weighted-average discount rate - operating leases	6.87%	7.15%
Future fixed payments for non-cancellable operating leases in effect as of March 31, 2023 are payable as follows (in thousands):

Remainder of 2023	$4,661
2024	$5,299
2025	$3,815
2026	$3,587
2027	$3,587
Thereafter	$18,464
Total lease payments	$39,413
Less: imputed interest	$(12,097)
Present value of lease liabilities	$27,316

Sublease Agreements
In October 2021, the Company entered into two separate sub-lease agreements with two third parties for two manufacturing spaces in Enfield which are currently leased by the Company. The annual lease payments to be received for each of the sub-leased units are £97,000 and £109,000, over lease terms from October 2021 to February 2029 and October 2021 to October 2026, respectively. In October 2021, the Company received $127,000 in rental deposits, arising from the sub-lease agreements which have been classified as restricted cash as of March 31, 2023 and 2022, respectively. Both sub-leases have been classified as operating leases. The Company recognized the sub-lease payments on a straight-line basis from the commencement of the sub-lease agreements.
The following table shows the sublease rental income for the three months ended March 31, 2023 and 2022 (in thousands):

	Three Months Ended March 31,
Sublease rental income	2023	2022
Sublease rental income (included in other income, net)	$59	$65
Total sublease rental income	$59	$65

Future fixed receipts for non-cancellable operating subleases in effect as of March 31, 2023 are receivable as follows (in thousands):

Remainder of 2023	$180
2024	255
2025	255
2026	198
2027	120
Thereafter	103
Total lease payments receivable	$1,111